Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Continuing operations
Revenue	€ 14,614	€ 79,263
Cost of sales	(21,277)	(63,590)
Gross profit (loss)	(6,663)	15,672
Research and development expenses	(4,472)	(4,102)
Selling and general administrative expenses	(18,624)	(15,883)
Impairment gains (losses) on trade receivables, contract assets, and other investments	43	(14)
Other income	250	307
Other expenses	(550)	(941)
Operating result	(30,015)	(4,960)
Finance income	38,743	23
Finance expenses	(23,613)	(39,436)
Net finance result	15,130	(39,413)
Result before tax	(14,885)	(44,373)
Income tax benefits (expenses)	120	(786)
Result for the period	(14,766)	(45,159)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	(115)	(84)
Other comprehensive income (loss) for the period, net of tax	(115)	(84)
Total comprehensive income (loss) for the period	(14,882)	(45,243)
Profit (loss) attributable to:
Shareholders of the parent	(14,766)	(45,159)
Non-controlling interests
Total comprehensive income (loss) attributable to:
Shareholders of the parent	(14,882)	(45,243)
Non-controlling interests
Earnings (loss) per share (in EUR)
Diluted (in Euro per share)	€ (0.27)	€ (0.84)
Basic (in Euro per share)	€ (0.27)	€ (0.89)